Derivative instruments and hedging activities - Summary of outstanding derivative instruments (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2025	Mar. 31, 2024
Derivatives, Fair Value [Line Items]
Derivative financial assets	¥ 86,141	¥ 72,423
Derivative financial liabilities	154,526	29,287
Interest rate swap agreements [member]
Derivatives, Fair Value [Line Items]
Derivative financial assets	65,075	49,347
Derivative financial liabilities	12,674	3,876
Interest rate swaptions agreements [member]
Derivatives, Fair Value [Line Items]
Derivative financial assets	358	272
Derivative financial liabilities	3,161	2,574
Foreign exchange forward contracts [member]
Derivatives, Fair Value [Line Items]
Derivative financial assets	4,173	6,951
Derivative financial liabilities	10,542	11,088
Swap agreements [member]
Derivatives, Fair Value [Line Items]
Derivative financial assets	5,743	7,442
Derivative financial liabilities	3,117	4,066
Currency option contracts purchased [member]
Derivatives, Fair Value [Line Items]
Derivative financial assets	782	74
Derivative financial liabilities	671	791
Currency option contracts written [member]
Derivatives, Fair Value [Line Items]
Derivative financial liabilities	3	4
Other currency contracts [member]
Derivatives, Fair Value [Line Items]
Derivative financial assets	4,557	5,958
Derivative financial liabilities	1,445	1,544
Equity future contracts [member]
Derivatives, Fair Value [Line Items]
Derivative financial assets	910
Derivative financial liabilities	514	3,428
Equity swap agreements [member]
Derivatives, Fair Value [Line Items]
Derivative financial assets	911
Derivative financial liabilities		1,916
Option contracts purchased [member]
Derivatives, Fair Value [Line Items]
Derivative financial assets	2,346	¥ 2,379
Derivative financial liabilities	118,606
Bond forward contracts written [member]
Derivatives, Fair Value [Line Items]
Derivative financial assets	1,286
Derivative financial liabilities	¥ 3,793